Long-Term Debt - Additional Information (Detail) $ in Thousands	2 Months Ended	12 Months Ended
	Mar. 09, 2018 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Mar. 31, 2019 USD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 USD ($)
Disclosure of long term debt [Line Items]
Description of compliance with covenants		The senior notes require that we comply with certain financial covenants including an incurrence based test of Consolidated Interest Coverage Ratio, as defined in the senior note agreements, of greater than or equal to 2.0:1 for the most recent four consecutive fiscal quarters. In the event that our Consolidated Interest Coverage Ratio is less than 2.0:1 for the most recent four consecutive fiscal quarters the senior notes restrict our ability to incur additional indebtedness. As at December 31, 2018, our senior notes Consolidated Interest Coverage Ratio was 2.80:1.
Maximum Consolidated Interest Coverage Ratio to incur additional indebtedness					200.00%	200.00%
Senior notes Consolidated Interest Coverage Ratio		280.00%
Description of compliance with covenants		The senior notes also contain a restricted payments covenant that limits our ability to make payments in the nature of dividends, distributions and repurchases from shareholders. This restricted payment basket grows by, among other things, 50% of cumulative consolidated net earnings, and decreases by 100% of cumulative consolidated net losses as defined in the note agreements, and cumulative payments made to shareholders. As at December 31, 2018, the governing restricted payments basket was negative $496 million (2017 – negative $213 million), therefore prohibiting us from making any further dividend payments until the governing restricted payments basket once again becomes positive. No dividends have been declared or paid subsequent to December 31, 2018.
Net restricted payments basket					$ (496,000)		$ (213,000)
Proportion of ownership interest in subsidiary		100.00%
Events After Reporting Period [Member]
Disclosure of long term debt [Line Items]
Dividends paid	$ 0
Senior Credit Facility [Member]
Disclosure of long term debt [Line Items]
Borrowings maximum borrowing capacity						$ 500,000,000
Adjusted EBITDA to interest expense coverage ratio		250.00%
Credit facility amount withdrawn						0		$ 0
Borrowings maximum available letters of credit						200,000,000
Outstanding letters of credit		$ 28,200,000	$ 20,900,000
Senior Credit Facility [Member] | Periods ending December 31, 2018 [Member]
Disclosure of long term debt [Line Items]
Adjusted EBITDA to interest expense coverage ratio		200.00%
Senior Credit Facility [Member] | Periods ending March 31, 2019 [Member]
Disclosure of long term debt [Line Items]
Adjusted EBITDA to interest expense coverage ratio		200.00%
Senior Credit Facility [Member] | Periods ending after March 31, 2019 [Member]
Disclosure of long term debt [Line Items]
Adjusted EBITDA to interest expense coverage ratio		250.00%
Senior Credit Facility [Member] | Periods ending April 1, 2019 [Member]
Disclosure of long term debt [Line Items]
Adjusted EBITDA to interest expense coverage ratio		175.00%
Senior Credit Facility [Member] | Future Assets [Member]
Disclosure of long term debt [Line Items]
Borrowings additional borrowing capacity				$ 300,000,000		$ 250,000,000
6.5% Senior Notes Due 2021 [Member]
Disclosure of long term debt [Line Items]
Interest rate					6.50%	6.50%
Maturity date		December 15, 2021
Borrowings frequency of payments		Interest is payable semi-annually on June15 and December15 of each year.
Amount redeemed						$ 80,000,000
Repurchased and cancelled						3,000,000
Repurchase price						$ 84,500,000
6.5% Senior Notes Due 2021 [Member] | Borrowings Redemption Period Three
Disclosure of long term debt [Line Items]
Redemption price percentage					101.083%	101.083%
6.5% Senior Notes Due 2021 [Member] | Any time on or after December 15, 2019 [Member]
Disclosure of long term debt [Line Items]
Redemption price percentage					101.00%	101.00%
7.75% Senior Notes Due 2023 [Member]
Disclosure of long term debt [Line Items]
Interest rate					7.75%	7.75%
Maturity date		December 15, 2023
Borrowings frequency of payments		Interest is payable semi-annually on June15 and December15 of each year.
7.75% Senior Notes Due 2023 [Member] | Prior to December 15, 2019, Precision may redeem up to 35% of the 7.75% senior notes due 2023 [Member]
Disclosure of long term debt [Line Items]
Redemption price percentage					107.75%	107.75%
Borrowings maximum percentage of principal amount redeemed					35.00%	35.00%
7.75% Senior Notes Due 2023 [Member] | Prior to December 15, 2019, Precision may redeem these notes in whole or in part [Member]
Disclosure of long term debt [Line Items]
Redemption price percentage					100.00%	100.00%
7.75% Senior Notes Due 2023 [Member] | Any time on or after December 15, 2021 [Member]
Disclosure of long term debt [Line Items]
Redemption price percentage					101.00%	101.00%
7.75% Senior Notes Due 2023 [Member] | Bottom Of Range [Member] | Precision may redeem these notes in whole or in part at any time on or after December 15, 2019 and before December 15, 2021 [Member]
Disclosure of long term debt [Line Items]
Redemption price percentage					101.938%	101.938%
7.75% Senior Notes Due 2023 [Member] | Top of Range [Member] | Precision may redeem these notes in whole or in part at any time on or after December 15, 2019 and before December 15, 2021 [Member]
Disclosure of long term debt [Line Items]
Redemption price percentage					103.875%	103.875%
5.25% Senior Notes Due 2024 [Member]
Disclosure of long term debt [Line Items]
Interest rate					5.25%	5.25%
Maturity date		November 15, 2024
Borrowings frequency of payments		Interest is payable semi-annually on May 15 and November 15 of each year.
Amount redeemed						$ 48,900,000
Repurchase price						$ 43,200,000
5.25% Senior Notes Due 2024 [Member] | Prior to May 15, 2019, Precision may redeem these notes in whole or in part [Member]
Disclosure of long term debt [Line Items]
Redemption price percentage					100.00%	100.00%
5.25% Senior Notes Due 2024 [Member] | Any time on or after May 15, 2022 [Member]
Disclosure of long term debt [Line Items]
Redemption price percentage					101.00%	101.00%
5.25% Senior Notes Due 2024 [Member] | Bottom Of Range [Member] | Precision may redeem these notes in whole or in part at any time on or after May 15, 2019 and before May 15, 2022 [Member]
Disclosure of long term debt [Line Items]
Redemption price percentage					100.875%	100.875%
5.25% Senior Notes Due 2024 [Member] | Top of Range [Member] | Precision may redeem these notes in whole or in part at any time on or after May 15, 2019 and before May 15, 2022 [Member]
Disclosure of long term debt [Line Items]
Redemption price percentage					102.625%	102.625%
7.125% Senior Notes Due 2026 [Member]
Disclosure of long term debt [Line Items]
Interest rate					7.125%	7.125%
Maturity date		January 15, 2026
Borrowings frequency of payments		Interest is payable semi-annually on January 15 and July 15 of each year, commencing July 15, 2018.
7.125% Senior Notes Due 2026 [Member] | Prior to November 15, 2020, Precision may redeem up to 35% of the 7.125% senior notes due 2026 [Member]
Disclosure of long term debt [Line Items]
Redemption price percentage					107.125%	107.125%
Borrowings maximum percentage of principal amount redeemed					35.00%	35.00%
7.125% Senior Notes Due 2026 [Member] | Prior to November 15, 2020, Precision may redeem these notes in whole or in part [Member]
Disclosure of long term debt [Line Items]
Redemption price percentage					100.00%	100.00%
7.125% Senior Notes Due 2026 [Member] | Any time on or after November 15, 2023 [Member]
Disclosure of long term debt [Line Items]
Redemption price percentage					101.00%	101.00%
7.125% Senior Notes Due 2026 [Member] | Bottom Of Range [Member] | Precision may redeem these notes in whole or in part at any time on or after November 15, 2020 and before November 15, 2022 [Member]
Disclosure of long term debt [Line Items]
Redemption price percentage					101.781%	101.781%
7.125% Senior Notes Due 2026 [Member] | Top of Range [Member] | Precision may redeem these notes in whole or in part at any time on or after November 15, 2020 and before November 15, 2022 [Member]
Disclosure of long term debt [Line Items]
Redemption price percentage					105.344%	105.344%